General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions					1 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 10, 2018	Feb. 10, 2017	Feb. 01, 2017	Jan. 09, 2017	Jun. 30, 2019	Feb. 03, 2017	Jan. 31, 2017	Jun. 30, 2018	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2019	Sep. 30, 2018	Mar. 31, 2017
General and Description Of Business [Abstract]
Stock Issued During Period, Shares, New Issues			9,750				65,000
Stock Issued During Period, Value, New Issues										$ 141	$ (4)	$ (910)
Gulfstream Natural Gas System, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										50.00%
Discovery Producer Services LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										60.00%
Laurel Mountain Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										69.00%
Caiman Energy II [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										58.00%
Overland Pass Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										50.00%
Rocky Mountain Midstream Holdings LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										50.00%	50.00%			40.00%
Brazos Permian II, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										15.00%	15.00%
Jackalope Gas Gathering Services LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage					50.00%			50.00%			50.00%
Northeast JV [Member]
General and Description Of Business [Abstract]
Deferred Tax Liabilities, Net, Noncurrent										$ (141)
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					65.00%
Variable Interest Entity, Primary Beneficiary [Member] | Northeast JV [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage										65.00%
Variable Interest Entity, Not Primary Beneficiary [Member] | Constitution Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage										41.00%
Variable Interest Entity, Not Primary Beneficiary [Member] | Jackalope Gas Gathering Services LLC [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage											50.00%
Transmission And Gulf Of Mexico [Member] | Gulfstream Natural Gas System, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										50.00%
Transmission And Gulf Of Mexico [Member] | Discovery Producer Services LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										60.00%
Transmission And Gulf Of Mexico [Member] | Constitution Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage										41.00%
Transmission And Gulf Of Mexico [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Gulfstar One [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage										51.00%
Northeast G And P [Member] | Laurel Mountain Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										69.00%
Northeast G And P [Member] | Caiman Energy II [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										58.00%
Northeast G And P [Member] | Appalachia Midstream Services, LLC [Member]
General and Description Of Business [Abstract]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest										66.00%
Northeast G And P [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Cardinal Gas Services LLC [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage										66.00%
Northeast G And P [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Northeast JV [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage										65.00%
West [Member] | Overland Pass Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										50.00%
West [Member] | Rocky Mountain Midstream Holdings LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										50.00%
West [Member] | Brazos Permian II, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										15.00%
West [Member] | Delaware Basin Gas Gathering System [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage															50.00%
West [Member] | Conway Fractionator [Member]
General and Description Of Business [Abstract]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest										50.00%
West [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Jackalope Gas Gathering Services LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage													50.00%
Corporate and Other [Member] | Geismar [Member]
General and Description Of Business [Abstract]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest									88.50%
Dividend Reinvestment Program [Member]
General and Description Of Business [Abstract]
Sale of Stock, Consideration Received on Transaction								$ 46				61
Financial Repositioning [Member]
General and Description Of Business [Abstract]
Sale Of Stock Number Of Shares Issued In Transaction				277		59,000	289,000
Payments to Acquire Limited Partnership Interests		$ 56		$ 10
Sale of Stock, Price Per Share						$ 36.08586
Financial Repositioning [Member] | Williams Partners L.P. [Member]
General and Description Of Business [Abstract]
Master limited partnership, general partner ownership percentage							2.00%
Common Stock [Member]
General and Description Of Business [Abstract]
Stock Issued During Period, Value, New Issues										$ 0	$ 0	0
Additional Paid-in Capital [Member]
General and Description Of Business [Abstract]
Stock Issued During Period, Value, New Issues										(426)	14	1,497
Additional Paid-in Capital [Member] | Northeast JV [Member]
General and Description Of Business [Abstract]
Stock Issued During Period, Value, New Issues										(426)
AOCI Attributable to Parent [Member]
General and Description Of Business [Abstract]
Stock Issued During Period, Value, New Issues										0	0	0
Noncontrolling Interest [Member]
General and Description Of Business [Abstract]
Stock Issued During Period, Value, New Issues										567	$ (18)	$ (2,407)
Noncontrolling Interest [Member] | Northeast JV [Member]
General and Description Of Business [Abstract]
Stock Issued During Period, Value, New Issues										$ 567
WPZ Merger Agreement [Member]
General and Description Of Business [Abstract]
Limited Partners' Capital Account, Units Outstanding	256,000
Stock Issued During Period, Shares, New Issues	382,000
Other Assets, Noncurrent	$ 33
Deferred Tax Liabilities, Net, Noncurrent	(1,829)
WPZ Merger Agreement [Member] | Common Stock [Member]
General and Description Of Business [Abstract]
Stock Issued During Period, Value, New Issues	382
WPZ Merger Agreement [Member] | Additional Paid-in Capital [Member]
General and Description Of Business [Abstract]
Stock Issued During Period, Value, New Issues	6,112
WPZ Merger Agreement [Member] | AOCI Attributable to Parent [Member]
General and Description Of Business [Abstract]
Stock Issued During Period, Value, New Issues	(3)
WPZ Merger Agreement [Member] | Noncontrolling Interest [Member]
General and Description Of Business [Abstract]
Stock Issued During Period, Value, New Issues	$ (4,629)